Note 11 - Subsequent Events (Details) - USD ($)	1 Months Ended
	Oct. 31, 2015	Sep. 30, 2015	May. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2014	Sep. 23, 2014
Note 11 - Subsequent Events (Details) [Line Items]
Percent of Outstanding Loan Amount		1.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.50	$ 0.53	$ 0.53		$ 0.53
Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right Number of Securities Called by Warrants or Rights Cancelled in Period (in Shares)	7,500
Percent of Outstanding Loan Amount				1.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)				$ 0.53
September 2014 Term Loan [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.37				$ 0.53
Second Tranche [Member] | September 2014 Term Loan [Member] | Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 500,000
Third Tranche [Member] | September 2014 Term Loan [Member] | Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 1,000,000